Changes in Carrying Amount of Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 02, 2014	Feb. 03, 2013	Nov. 02, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Beginning Balance	$ 272,278	$ 272,286	$ 272,445
Foreign exchange differences	150	(8)
Ending Balance	$ 272,428	$ 272,278	$ 272,445